Other Comprehensive Income, Summary of Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Debt securities:
Net unrealized gains (losses) arising during the period, Before tax	$ 1,136	$ (14,320)		$ (3,069)
Net unrealized gains (losses) arising during the period, Tax effect	(278)	3,526		759
Net unrealized gains (losses) arising during the period, Net of tax	858	(10,794)		(2,310)
Reclassification of net (gains) losses to net income, Before tax	549	391		(82)
Reclassification of net (gains) losses to net income, Tax effect	(136)	(97)		18
Reclassification of net (gains) losses to net income, Net of tax	413	294		(64)
Net change, Before tax	1,685	(13,929)		(3,151)
Net change, Tax effect	(414)	3,429		777
Net change, Net of tax	1,271	(10,500)		(2,374)
Cash Flow Hedges:
Net change, Before tax	545	(1,448)		212
Net change, Tax effect	(134)	358		(53)
Net change, Net of tax	411	(1,090)		159
Defined benefit plans adjustments:
Net actuarial and prior service gains (losses) arising during the period, Before tax	(22)	(141)		200
Net actuarial and prior service gains (losses) arising during the period, Tax effect	5	35		(50)
Net actuarial and prior service gains (losses) arising during the period, Net of tax	(17)	(106)		150
Reclassification of amounts to noninterest expense, Before tax	109	343		261
Reclassification of amounts to noninterest expense, Tax effect	(24)	(83)		(62)
Reclassification of amounts to noninterest expense, Net of tax	85	260		199
Net change, Before tax	87	202		461
Net change, Tax effect	(19)	(48)		(112)
Net change, Net of tax	68	154		349
Debit valuation adjustment (DVA):
Net unrealized gains (losses) arising during period, Before tax	(38)	73		(81)
Net unrealized gains (losses) arising during period, Tax effect	9	(15)		17
Net unrealized gains (losses) arising during period, Net of tax	(29)	58		(64)
Reclassification of net (gains) losses to net income, Before tax	0	0		0
Reclassification of net (gains) losses to net income, Tax effect	0	0		0
Reclassification of net (gains) losses to net income, Net of tax	0	0		0
Net change, Before tax	(38)	73		(81)
Net change, Tax effect	9	(15)		17
Net change, net of tax	(29)	58		(64)
Foreign currency translation adjustments:
Net unrealized gains (losses) arising during the period, Before tax	65	(233)		(30)
Net unrealized gains (losses) arising during the period, Tax effect	(2)	(3)		1
Net unrealized gains (losses) arising during the period, Net of tax	63	(236)		(29)
Reclassification of net (gains) losses to net income, Before tax	0	0		(1)
Reclassification of net (gains) losses to net income, Tax	0	0		0
Reclassification of net (gains) losses to net income, Net of Tax	0	0		(1)
Net change, Before tax	65	(233)		(31)
Net change, Tax effect	(2)	(3)		1
Net change, Net of tax	63	(236)		(30)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Other comprehensive income (loss), Before tax	2,344	(15,335)		(2,590)
Other comprehensive income (loss), Tax effect	(560)	3,721		630
Other comprehensive income (loss), after tax	1,784	(11,614)	[1]	(1,960)	[1]
Noncontrolling interests [Member]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Other comprehensive income (loss), after tax	2	2	[1]	0	[1]
Total Wells Fargo stockholders' equity [Member]
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Other comprehensive income (loss), after tax	1,782	(11,616)		(1,960)
Fair value hedging [Member]
Fair Value Hedges:
Change in fair value of excluded components on fair value hedges, Before tax	22	87		81
Change in fair value of excluded components on fair value hedges, Tax	(6)	(21)		(20)
Change in fair value of excluded components on fair value hedges, Net of tax	16	66		61
Cash flow hedging [Member]
Cash Flow Hedges:
Net unrealized gains (losses) arising during the period on cash flow hedges, Before Tax	(201)	(1,541)		(12)
Net unrealized gains (losses) arising during the period on cash flow hedges, Tax	50	381		3
Net unrealized gains (losses) arising during the period on cash flow hedges, Net of Tax	(151)	(1,160)		(9)
Reclassification of net (gains) losses to net income on cash flow hedges, Before tax	724	6		143
Reclassification of net (gains) losses to net income on cash flow hedges, Tax	(178)	(2)		(36)
Reclassification of net (gains) losses to net income on cash flow hedges, Net of tax	$ 546	$ 4		$ 107

[1]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).